Document and Entity Information	Nov. 03, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001856031
Document Type	8-K/A
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	Vivid Seats Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40926
Entity Tax Identification Number	86-3355184
Entity Address, Address Line One	24 E. Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	291-9966
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends and supplements Item 9.01 of the Current Report on Form 8-K filed by Vivid Seats Inc. on November 7, 2023 to include the required financial statements and pro forma financial information.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 pershare
Trading Symbol	SEAT
Security Exchange Name	NASDAQ
Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class Acommon stock
Trading Symbol	SEATW
Security Exchange Name	NASDAQ